Average Annual Total Returns			12 Months Ended		60 Months Ended	79 Months Ended	83 Months Ended	120 Months Ended	138 Months Ended		154 Months Ended	169 Months Ended	175 Months Ended	188 Months Ended	189 Months Ended	219 Months Ended	220 Months Ended	225 Months Ended	241 Months Ended	256 Months Ended	258 Months Ended	321 Months Ended	330 Months Ended	340 Months Ended	390 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ACADIAN EMERGING MARKETS PORTFOLIO | MSCI Emerging Markets (Net) Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes)) | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Average Annual Return, Percent	[1]			33.57%	4.20%			8.42%
ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Average Annual Return, Percent				27.47%	8.75%			9.59%																	7.76%	[2]
ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				26.52%	7.91%			9.09%																	7.24%	[2]
ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				17.47%	6.92%			7.97%																	6.92%	[2]
ACADIAN EMERGING MARKETS PORTFOLIO | Y Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Average Annual Return, Percent				27.69%	8.91%																				8.79%	[3]
ACADIAN EMERGING MARKETS PORTFOLIO | I Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Average Annual Return, Percent				27.81%	8.99%																				8.86%	[3]
CAMBIAR OPPORTUNITY FUND | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%															8.78%
CAMBIAR OPPORTUNITY FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				15.91%	11.33%			10.53%															7.63%
CAMBIAR OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				13.72%	11.28%			11.64%															9.51%
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				13.48%	11.06%			11.41%															9.33%
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				8.05%	8.33%			8.84%															7.80%
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.15%	8.30%			8.66%															7.54%
CAMBIAR INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				31.22%	8.92%			8.18%																5.62%
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				26.19%	5.92%			4.58%																6.76%
CAMBIAR INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				26.37%	6.02%			4.70%																6.83%
CAMBIAR SMALL CAP FUND | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%												10.94%
CAMBIAR SMALL CAP FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.59%	8.88%			9.27%												7.97%
CAMBIAR SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				9.09%	6.91%			7.82%												8.69%
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				8.85%	6.70%			7.62%												8.51%
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				6.21%	4.26%			5.59%												6.86%
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				6.86%	4.67%			5.57%												6.68%
CAMBIAR SMID FUND | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%					13.36%
CAMBIAR SMID FUND | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.73%	10.02%			9.72%					9.20%
CAMBIAR SMID FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				0.12%	5.35%			9.14%					8.51%
CAMBIAR SMID FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent				0.04%	5.26%			9.06%					8.46%
CAMBIAR SMID FUND | INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(6.09%)	2.81%			7.48%					7.25%
CAMBIAR SMID FUND | INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				4.50%	3.87%			7.21%					6.88%
Cambiar Aggressive Value ETF | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%									10.62%
Cambiar Aggressive Value ETF | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				15.91%	11.33%			10.53%									7.77%
Cambiar Aggressive Value ETF | Cambiar Aggressive Value ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent				9.38%	9.25%			6.30%									7.68%
Cambiar Aggressive Value ETF | Cambiar Aggressive Value ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				8.92%	9.01%			6.10%									7.33%
Cambiar Aggressive Value ETF | Cambiar Aggressive Value ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				5.89%	7.30%			5.04%									6.35%
CIBC Atlas Disciplined Equity Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%	14.42%			14.82%											10.88%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				11.70%	10.33%			13.05%											10.52%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				8.25%	8.53%			11.67%											9.38%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				9.30%	7.99%			10.63%											8.73%
CIBC Atlas Mid Cap Equity Fund | Russell 3000 Index (reflects nodeductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%		12.84%
CIBC Atlas Mid Cap Equity Fund | Russell Mid-Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				8.66%	6.65%			12.49%		11.24%
CIBC Atlas Mid Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				2.25%	4.34%			8.75%		8.66%
CIBC Atlas Mid Cap Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(0.24%)	2.77%			7.83%		7.85%
CIBC Atlas Mid Cap Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.07%	3.31%			7.12%		7.11%
CIBC Atlas Income Opportunities Fund | S&P 500 Index (“S&P Index”) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%	14.42%			14.82%		13.46%
CIBC Atlas Income Opportunities Fund | Bloomberg U.S. Government/Credit Index (“Bloomberg Index”) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				6.88%	(0.59%)			2.16%		2.07%
CIBC Atlas Income Opportunities Fund | Blended 60/40 S&P Index/Bloomberg Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				13.52%	8.37%			9.85%		9.01%
CIBC Atlas Income Opportunities Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				7.24%	6.66%			9.06%		7.56%
CIBC Atlas Income Opportunities Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				4.08%	5.18%			7.91%		6.45%
CIBC Atlas Income Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				6.06%	4.94%			7.11%		5.85%
CIBC ATLAS ALL CAP GROWTH FUND | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%								10.45%
CIBC ATLAS ALL CAP GROWTH FUND | Russell 3000 Growth Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				18.15%	14.59%			17.59%								12.98%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				6.18%	8.98%			13.83%								9.92%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				4.79%	7.22%			11.53%								8.43%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				4.59%	6.78%			10.80%								7.95%
CIBC ATLAS EQUITY INCOME FUND | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.37%	13.59%			14.59%						13.77%
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				7.67%	10.28%			12.23%						11.56%
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				7.23%	9.11%			10.98%						10.42%
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				4.85%	7.85%			9.74%						9.43%
CIBC ATLAS INTERNATIONAL GROWTH FUND | MSCI ACWI ex-US Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				33.11%	8.46%	10.18%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				26.10%	6.06%	8.67%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				26.01%	5.84%	8.48%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				15.73%	4.78%	6.97%
HAVERFORD QUALITY GROWTH STOCK FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%	14.42%			14.82%													10.79%
HAVERFORD QUALITY GROWTH STOCK FUND | Haverford Quality Growth Stock Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent				13.17%	9.31%			11.23%													7.75%
HAVERFORD QUALITY GROWTH STOCK FUND | Haverford Quality Growth Stock Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				11.09%	7.68%			10.07%													7.01%
HAVERFORD QUALITY GROWTH STOCK FUND | Haverford Quality Growth Stock Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				9.27%	7.16%			9.08%													6.44%
Loomis Sayles Full Discretion Institutional Securitized Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				7.30%	(0.36%)			2.01%				2.06%
Loomis Sayles Full Discretion Institutional Securitized Fund | BofA Merrill Lynch US ABS & CMBS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				6.56%	2.05%			2.85%				2.84%
Loomis Sayles Full Discretion Institutional Securitized Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				13.35%	8.73%			6.81%				7.82%
Loomis Sayles Full Discretion Institutional Securitized Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				9.54%	5.75%			4.08%				5.03%
Loomis Sayles Full Discretion Institutional Securitized Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				7.90%	5.39%			4.02%				4.89%
LSV VALUE EQUITY FUND | Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent				17.37%	13.59%			14.59%														8.56%
Performance Inception Date		Mar. 31, 1999
LSV VALUE EQUITY FUND | Russell 1000 Value Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				15.91%	11.33%			10.53%														7.68%
Performance Inception Date		Mar. 31, 1999
LSV VALUE EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				17.53%	12.77%			10.32%														8.72%
Performance Inception Date		Mar. 31, 1999
LSV VALUE EQUITY FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				12.93%	9.70%			8.13%														7.58%
Performance Inception Date		Mar. 31, 1999
LSV VALUE EQUITY FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				13.68%	9.72%			8.00%														7.31%
Performance Inception Date		Mar. 31, 1999
LSV VALUE EQUITY FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				17.25%	12.50%			10.05%														8.45%
Performance Inception Date		Mar. 31, 1999
LSV CONSERVATIVE VALUE EQUITY FUND | Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent				17.37%	13.59%			14.59%										10.78%
LSV CONSERVATIVE VALUE EQUITY FUND | Russell 1000 Value Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				15.91%	11.33%			10.53%										7.66%
LSV CONSERVATIVE VALUE EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				19.65%	14.00%			10.85%										7.61%
LSV CONSERVATIVE VALUE EQUITY FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				16.16%	11.77%			9.00%										6.30%
LSV CONSERVATIVE VALUE EQUITY FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				14.10%	10.91%			8.52%										6.02%
LSV CONSERVATIVE VALUE EQUITY FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				19.35%	13.71%			10.57%										7.37%
LSV Small Cap Value Fund | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent				17.15%	13.15%			14.29%			13.98%
Performance Inception Date		Feb. 28, 2013
LSV Small Cap Value Fund | Russell 2000 Value Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.59%	8.88%			9.27%			8.75%
Performance Inception Date		Feb. 28, 2013
LSV Small Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				7.31%	11.58%			8.37%			9.21%
Performance Inception Date		Feb. 28, 2013
LSV Small Cap Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				5.29%	10.48%			7.33%			7.99%
Performance Inception Date		Feb. 28, 2013
LSV Small Cap Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				5.62%	9.14%			6.58%			7.24%
Performance Inception Date		Feb. 28, 2013
LSV Small Cap Value Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				7.00%	11.30%			8.09%			8.93%
Performance Inception Date		Feb. 28, 2013
LSV U.S. MANAGED VOLATILITY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%	14.42%			14.82%	13.46%
LSV U.S. MANAGED VOLATILITY FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				15.58%	10.70%			9.23%	8.58%
LSV U.S. MANAGED VOLATILITY FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				10.50%	7.20%			6.80%	6.41%
LSV U.S. MANAGED VOLATILITY FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				12.75%	8.04%			7.09%	6.63%
LSV U.S. MANAGED VOLATILITY FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				15.30%	10.42%			8.99%	8.34%
LSV GLOBAL MANAGED VOLATILITY FUND | MSCI All Country World Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				22.34%	11.19%			11.72%	9.72%
LSV GLOBAL MANAGED VOLATILITY FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				22.69%	11.53%			9.11%	7.46%
LSV GLOBAL MANAGED VOLATILITY FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				19.74%	9.09%			7.30%	5.84%
LSV GLOBAL MANAGED VOLATILITY FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				15.35%	8.75%			7.02%	5.69%
LSV GLOBAL MANAGED VOLATILITY FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				22.34%	11.25%			8.84%	7.20%
LSV Global Value Fund | MSCI All Country World Index Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				22.34%	11.19%			11.72%	9.72%
Performance Inception Date		Jun. 25, 2014
LSV Global Value Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				27.10%	13.14%			10.04%	8.11%
Performance Inception Date		Jun. 25, 2014
LSV Global Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				25.16%	12.03%			9.14%	7.27%
Performance Inception Date		Jun. 25, 2014
LSV Global Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				17.42%	10.35%			8.04%	6.43%
Performance Inception Date		Jun. 25, 2014
LSV Global Value Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				26.86%	12.88%			9.77%	7.85%
Performance Inception Date		Jun. 25, 2014
LSV Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				33.57%	4.20%		7.43%
Performance Inception Date		Jan. 17, 2019
LSV Emerging Markets Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				40.21%	12.74%		11.08%
Performance Inception Date		Jan. 17, 2019
LSV Emerging Markets Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				38.09%	11.58%		10.07%
Performance Inception Date		Jan. 17, 2019
LSV Emerging Markets Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				24.60%	9.97%		8.76%
Performance Inception Date		Jan. 17, 2019
LSV Emerging Markets Equity Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				39.87%	12.47%		10.85%
Performance Inception Date		Jan. 17, 2019
LSV Disciplined Value ETF | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.06%	17.88%
LSV Disciplined Value ETF | LSV Disciplined Value ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.53%	22.08%
LSV Disciplined Value ETF | LSV Disciplined Value ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.44%	21.99%
LSV Disciplined Value ETF | LSV Disciplined Value ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.13%	13.14%
Sands Capital Global Growth Fund | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				22.34%	11.19%			11.72%							9.93%
Sands Capital Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				10.64%	0.90%			10.68%							11.01%
Sands Capital Global Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				2.58%	(1.54%)			8.88%							9.78%
Sands Capital Global Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				12.16%	0.70%			8.72%							9.37%
Investor Class Shares | Sands Capital Global Growth Fund | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				22.34%	11.19%			11.72%							9.93%
Investor Class Shares | Sands Capital Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent				10.38%	0.71%			10.46%							10.78%
Investor Class Shares | Sands Capital Global Growth Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				2.09%	(1.79%)			8.62%							9.53%
Investor Class Shares | Sands Capital Global Growth Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				12.17%	0.56%			8.53%							9.16%

[1]	On July 31, 2024, the Fund’s benchmark changed from the MSCI Emerging Markets (Gross) Index to the MSCI Emerging Markets (Net) Index because the Adviser believes that this benchmark aligns with the investors’ experience.
[2]	Investor Class Shares of the Fund were offered beginning June 17, 1993.
[3]	Y Class Shares and I Class Shares of the Fund were offered beginning October 31, 2016.